UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number  811-21422

Ziegler Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Scott A. Roberts
Ziegler Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60605
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1.  Schedule of Investments

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 5.8%
	INVESTMENT MANAGEMANT COMPANIES – 0.7%
8,370	Arlington Asset Investment Corp.	$181,713

	REITS – 5.1%
23,000	Annaly Capital Management, Inc.	385,940
16,902	DuPont Fabros Technology, Inc.	442,156
13,500	Hatteras Financial Corp.	386,100
		1,214,196
	TOTAL COMMON STOCKS (Cost $1,397,459)	1,395,909

Principal Amount		Value
	CORPORATE BONDS – 52.0%
	AEROSPACE/DEFENSE – 2.3%
$500,000	Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017(1)	538,750

	AGRICULTURE – 1.1%
250,000	Vector Group Ltd. 11.00%, 8/15/2015(1)	260,000

	AUTO MANUFACTURERS – 2.1%
500,000	Chrysler Group LLC 8.00%, 6/15/2019(1)	513,750

	AUTO PARTS & EQUIPMENT – 2.1%
	Meritor, Inc.
250,000	4.63%, 3/1/2026(1)(2)(3)	217,188
400,000	4.00%, 2/15/2027(1)(2)(3)	293,000
		510,188
	BANKS – 1.1%
250,000	Synovus Financial Corp. 7.88%, 2/15/2019(1)	263,125

	BUILDING MATERIALS – 2.0%
500,000	Nortek, Inc. 8.50%, 4/15/2021(1)	488,750

	CHEMICALS – 2.2%
400,000	Hexion U.S. Finance Corp. 9.00%, 11/15/2020(1)	345,000

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CHEMICALS (Continued)
$250,000	Momentive Performance Materials, Inc. 9.00%, 1/15/2021(1)	$189,375
		534,375
	COAL – 1.7%
400,000	Penn Virginia Resource Partners LP 8.25%, 4/15/2018(1)	404,000

	DIVERSIFIED FINANCIAL SERVICES – 2.9%
500,000	GFI Group, Inc. 8.38%, 7/19/2018(1)	420,000
250,000	Icahn Enterprises LP 8.00%, 1/15/2018(1)	265,625
		685,625
	ELECTRIC – 1.1%
250,000	NRG Energy, Inc. 8.50%, 6/15/2019(1)	261,250

	ENERGY-ALTERNATE SOURCES – 2.1%
500,000	Saratoga Resources, Inc. 12.50%, 7/1/2016(1)	497,500

	HEALTHCARE-SERVICES – 7.1%
530,000	Apria Healthcare Group, Inc. 11.25%, 11/1/2014(1)	548,550
500,000	HCA, Inc. 5.88%, 3/15/2022(1)	522,500
250,000	Select Medical Corp. 7.63%, 2/1/2015(1)	250,312
400,000	Select Medical Holdings Corp. 6.49%, 9/15/2015(1)(2)	388,000
		1,709,362
	HOME BUILDERS – 1.1%
250,000	KB Home 8.00%, 3/15/2020(1)	255,000

	HOME FURNISHINGS – 1.9%
450,000	Norcraft Cos. LP 10.50%, 12/15/2015(1)	445,500

	HOUSEHOLD PRODUCTS/WARES – 1.0%
250,000	Central Garden and Pet Co. 8.25%, 3/1/2018(1)	250,625

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	METAL FABRICATE/HARDWARE – 2.0%
$500,000	Atkore International, Inc. 9.88%, 1/1/2018(1)	$485,000

	OIL & GAS – 3.6%
	Chesapeake Energy Corp.
100,000	6.78%, 3/15/2019(1)	97,625
250,000	2.50%, 5/15/2037(1)(3)	214,062
	Quicksilver Resources, Inc.
125,000	11.75%, 1/1/2016(1)	121,719
225,000	7.13%, 4/1/2016(1)	173,250
250,000	SandRidge Energy, Inc. 8.75%, 1/15/2020(1)	260,625
		867,281
	OIL & GAS SERVICES – 4.9%
500,000	Forbes Energy Services, Ltd. 9.00%, 6/15/2019(1)	472,500
700,000	Seitel, Inc. 9.75%, 2/15/2014(1)	706,125
		1,178,625
	RETAIL – 3.9%
250,000	AmeriGas Partners LP 7.00%, 5/20/2022(1)	257,500
250,000	McJunkin Red Man Corp. 9.50%, 12/15/2016(1)	270,000
411,000	Pantry, Inc. 7.75%, 2/15/2014(1)	411,000
		938,500
	SOFTWARE – 3.0%
	First Data Corp.
250,000	9.88%, 9/24/2015(1)	253,125
452,748	10.55%, 9/24/2015(1)	462,935
		716,060
	STORAGE/WAREHOUSING – 2.0%
500,000	Niska Gas Storage U.S. LLC 8.88%, 3/15/2018(1)	487,500

	TRANSPORTATION – 0.8%
250,000	DryShips, Inc. 5.00%, 12/1/2014(3)(4)	181,875

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

	CORPORATE BONDS (Continued)
	TOTAL CORPORATE BONDS (Cost $12,521,054)	$12,472,641

Number of Shares		Value
	MUTUAL FUNDS – 2.9%
42,425	BlackRock Kelso Capital Corp.	414,068
17,035	Eaton Vance Ltd. Duration Income Fund	277,671

	TOTAL MUTUAL FUNDS (Cost $677,235)	691,739

	PREFERRED STOCKS – 17.4%
	BANKS – 6.1%
	Ally Financial, Inc.
6,100	7.30%, 8/20/2012(1)	144,326
5,865	8.50%, 5/15/2016(1)(2)	134,602
14,218	HSBC Holdings PLC 8.00%, 12/15/2015(1)(4)	386,445
15,000	PNC Financial Services Group, Inc. 6.13%, 5/1/2022(1)(2)	395,250
10,000	TCF Financial Corp. 7.50%, 6/25/2017(1)	253,200
5,000	U.S. Bancorp 6.00%, 4/15/2017(1)(2)	136,900
		1,450,723
	DIVERSIFIED FINANCIAL SERVICES – 1.1%
10,000	Raymond James Financial, Inc. 6.90%, 3/15/2017(1)	271,400

	INSURANCE – 1.1%
10,000	Arch Capital Group Ltd. 6.75%, 4/2/2017(1)(4)	260,000

	INVESTMENT MANAGEMENT COMPANIES – 2.0%
3,772	Ares Capital Corp. 7.75%, 10/15/2015(1)	99,279
15,000	KKR Financial Holdings LLC 7.50%, 3/20/2017(1)	390,150
		489,429
	REITS – 6.2%
15,311	CommonWealth REIT 6.50%, 12/31/2049(3)	336,076
10,000	Digital Realty Trust, Inc. 6.63%, 4/5/2017(1)	258,900

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
9,087	Equity Lifestyle Properties, Inc. 8.03%, 8/20/2012(1)	$237,716
10,902	Hospitality Properties Trust 7.00%, 8/20/2012(1)	280,727
14,750	Winthrop Realty Trust 9.25%, 12/30/2016(1)	380,993
		1,494,412
	TELECOMMUNICATIONS – 0.9%
8,012	Telephone & Data Systems, Inc. 6.88%, 11/15/2015(1)	215,843

	TOTAL PREFERRED STOCKS (Cost $4,042,415)	4,181,807

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 26.6%
$6,383,325	UMB Money Market Fiduciary, 0.01%(5)	6,383,325

	SHORT-TERM INVESTMENTS (Cost $6,383,325)	6,383,325

	TOTAL INVESTMENTS – 104.7% (Cost $25,021,488)	25,125,421
	Liabilities in Excess of Other Assets – (4.7)%	(1,135,994)

	TOTAL NET ASSETS – 100.0%	$23,989,427

Number of Shares		Value
	SECURITIES SOLD SHORT – (13.5)%
	COMMON STOCKS – (0.4)%
	AUTO PARTS & EQUIPMENT – (0.1)%
(5,950)	Meritor, Inc.*	(31,059)

	OIL & GAS – (0.2)%
(1,733)	Chesapeake Energy Corp.	(32,234)

	TRANSPORTATION – (0.1)%
(14,000)	DryShips, Inc.* (4)	(30,660)

	TOTAL COMMON STOCKS (Proceeds $102,175)	(93,953)

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	U.S. TREASURY NOTE – (13.1)%
	U.S. Treasury Note
$(3,050,000)	2.00%, 2/15/2022	$(3,152,700)

	TOTAL U.S. TREASURY NOTES (Proceeds $3,064,041)	(3,152,700)

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,166,216)	$(3,246,653)

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income Producing
(1)	Callable
(2)	Variable, Floating, or Step Rate Security
(3)	Convertible security
(4)	Foreign security denominated in U.S. Dollars
(5)	The rate quoted is the annualized seven-day yield as of the Fund's period end.

See accompanying Notes to Schedule of Investments.

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

SWAP CONTRACTS

Credit Default Swaps

						Premium	Unrealized
		Notional	Pay/Receive(1)	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	Amount(2)	Fixed Rate	Rate	Date	(Received)	(Depreciation)

JPMorgan	The Markit CDX North America High Yield Index Series 18	$1,980,000	Receive	5.00%	6/20/2017	$(96,525)	$29,382

Total Credit Default Swaps						(96,525)	29,382

Total Swaps Contracts						$(96,525)	$29,382

(1)
If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

(2)	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

See accompanying Notes to Schedule of Investments.

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

FUTURES CONTRACTS

	Number of		Unrealized
	Contracts	Expiration	Appreciation/
Futures Contracts	Long/(Short)	Date	(Depreciation)

U.S. 2 Year Treasury Note	80	September 2012	$(15,593)
U.S. 10 Year Treasury Note	(5)	September 2012	1,581
90 Day Euro $ Future	(36)	September 2012	(2,431)
90 Day Euro $ Future	(18)	December 2012	(3,028)
90 Day Euro $ Future	(18)	March 2013	(2,715)
90 Day Euro $ Future	(17)	June 2013	(2,411)
90 Day Euro $ Future	(17)	September 2013	(2,749)
90 Day Euro $ Future	(17)	December 2013	(2,903)
90 Day Euro $ Future	(17)	March 2014	(3,136)
90 Day Euro $ Future	(2)	June 2014	(370)
Total Futures Contracts			$(33,755)

See accompanying Notes to Schedule of Investments.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

1. Organization
Ziegler Lotsoff Capital Management Investment Trust (the “Trust”) (formerly known as Lotsoff Capital Management Investment Trust) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an, open-end management investment company. The Trust consists of the Long/Short Credit Fund (the “Fund”). The Fund is a non-diversified Fund which seeks to provide high current income and capital appreciation. The Fund commenced operations on January 31, 2012. The new name of the Trust took effect on August 1, 2011 following approval of the Board of Trustees, of Ziegler Capital Management LLC acquiring control of Lotsoff Capital Management. The combined firm is now known as Ziegler Lotsoff Capital Management, LLC (the “Adviser”).

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under “Fair Value Measurements”, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

The Fund has adopted Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” which amends “Fair Value Measurements and Disclosures” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Investment Management Companies	$181,713	$-	$-	$181,713
REITS	1,214,196	-	-	1,214,196
Corporate Bonds	-	12,472,641	-	12,472,641
Mutual Funds	691,739	-	-	691,739
Preferred Stocks
Banks	1,450,723	-	-	1,450,723
Diversified Financial Services	271,400	-	-	271,400
Insurance	260,000	-	-	260,000
Investment Management Companies	489,429	-	-	489,429
REITS	1,494,412	-	-	1,494,412
Telecommunications	215,843	-	-	215,843
Short-Term Investments	6,383,325	-	-	6,383,325
Total	$12,652,780	$12,472,641	$-	$25,125,421
Liabilities
Common Stocks
Auto Parts & Equipment	$(31,059)	$-	$-	$(31,059)
Oil & Gas	(32,234)	-	-	(32,234)
Transportation	(30,660)	-	-	(30,660)
U.S. Treasury Note	-	(3,152,700)	-	(3,152,700)
Total	$(93,953)	$(3,152,700)	$-	$(3,246,653)
Other Financial Instruments*
Credit Default Swaps	$-	$(67,143)	$-	$(67,143)
Futures Contracts	(33,755)	-	-	(33,755)
Total Other Financial Instruments	$(33,755)	$(67,143)	$-	$(100,898)

* Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.

There were no transfers between Levels at June 30, 2012.

There were no Level 3 securities held at June 30, 2012.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

(b) Securities Sold Short – The Fund is engaged in selling securities short, which obligates them to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Cash deposited for the benefit of broker for securities sold short” on the Statement of Assets and Liabilities on the Fund’s Semi-Annual Report. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations on the Fund’s Semi-Annual Report.

(c) Derivatives – The Fund may invest in various derivatives.  A derivative is a financial instrument which has a value that is based on–or “derived from”–the values of other assets, reference rates, or indexes.  The Fund may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes.  Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments.  Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market.  The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are used by some investors for speculative purposes.  Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.  The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract.  Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments.  Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest.  The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund.  If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment.  This could cause substantial losses for the Fund.  While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.  Many derivatives, in particular OTC derivatives, are complex and often valued subjectively.  Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund as of June 30, 2012 was related to the use of swap contracts and futures contracts.

Swap Contracts – The Fund may engage in various swap transactions.  The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of June 30, 2012, the Fund had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of June 30, 2012, the Fund had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts – The Fund may write covered call and put options on futures, swaps, securities or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of June 30, 2012, the Fund had no outstanding options contracts.

(d) Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies (“RICs”), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

“Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended June 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed at least annually. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3. Federal Income Tax Information
At June 30, 2012, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$25,021,531
Proceeds from Securities Sold Short	$(3,165,970)
Gross Unrealized Appreciation	$339,568
Gross Unrealized Depreciation	(323,759)
Net Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	$15,809

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

4. New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ziegler Lotsoff Capital Management Investment Trust

By:	/s/ Scott A. Roberts
Scott A. Roberts
President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott A Roberts
Scott A. Roberts
President

Date:	August 27, 2012

By:	/s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:	August 27, 2012